S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 07, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties:

Individual	Entity	Entity’s Business	Affiliation
Steven P. Beeks	NEXT Entertainment Strategies, Inc.	Entertainment Advisory	President
Nicolas A. van Dyk	tinyBuild, Inc.	Videogames	Director
Craig A. Elson	TM Medical Properties II, LLC	Property Management	Managing Member
	TM Medical Properties III, LLC	Property Management	Managing Member
Melvin D. Lindsey	Nile Capital Group	Investment	Founder and Managing Partner
Richard W. Cook	Dick Cook Studios	Media	Chairman and Chief Executive Officer
	Rose Hills Foundation	Nonprofit	Chairman
Christopher Heatherly	GBBT Consulting	Media Consulting	Principal Consultant and Strategic Advisor